SHARE-BASED PAYMENTS - Options granted to employees (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Number of options
Number of options, Granted (in shares) | shares		0	0	0
2008 Plan | Options granted to employees
Number of options
Number of options, Beginning of the year (in shares) | shares		1,055,042
Number of options, Forfeited/Expired (in shares) | shares		(96,672)
Number of options, End of the year (in shares) | shares		958,370	1,055,042
Vested and expected to vest, End of the year (in shares) | shares	17,237,222	17,237,222
Exercisable, End of the year (in shares) | shares	958,370	958,370
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)	$ 0.75
Weighted-average exercise price, Forfeited/Expired (in dollars per share)	0.75
Weighted-average exercise price, End of the year (in dollars per share)	0.75
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)	0.67
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)	0.75
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)	7.02
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)	6.82
Weighted-average grant-date fair value, End of the year (in dollars per share)	7.04
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)	2.37
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)	$ 7.04
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)		8 years 29 days	9 years 7 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)		4 years 8 months 15 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)		8 years 29 days
Intrinsic value of options exercised | ¥		¥ 0	¥ 0	¥ 884,679
Total fair value of the equity awards vested | ¥		¥ 0	¥ 0	¥ 8,583
2017 Plan | Options granted to employees
Number of options
Number of options, Granted (in shares) | shares		0	0	0